Rule 497(e)
                                                         File No. 33-24611
                                                         File No. 811-5659


                    HEITMAN REAL ESTATE FUND

                 SUPPLEMENT DATED MARCH 18, 1997
                TO THE HEITMAN REAL ESTATE FUND'S
      STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996

   Effective as of February 21, 1997, George C. Weir has resigned his position as a Trustee of the Heitman Real Estate Fund.